General Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2021
Disclosure Of General Information [Abstract]
Name of reporting entity	LumiraDx Limited
Country of incorporation	Cayman Islands
Address of entity's registered office	Ocorian Trust (Cayman) Limited, PO Box 1350, Windward 3, Regatta Office Park,, Grand Cayman KY1-1108